Loan Receivable, Net	12 Months Ended
Dec. 31, 2025
Loan Receivable, Net [Abstract]
Loan receivable, net

Note 7 — Loan receivable, net

Loan receivable, net consisted of the following:

	As of December 31,
	2025	2024

Unsecured loan receivable from third parties (1)	$1,028,825	$1,625,914
Allowance for credit losses	(285,504)	(273,999)
Loan receivable, net	$743,321	$1,351,915

(1)	As of December 31, 2025 and 2024, loans to third parties represent the balance the Group lend to various third-parties for their working capital needs at interest rate of 0%-5% per annum and due on demand.